Main Accounting Practices - Schedule of Clashflow Statement Restated (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Cash Flows From Operating Activities
Loss for the year		$ (174,938)	$ (121,609)	$ (516,241)	$ (196,788)	$ (132,460)	$ (630,311)	$ (812,788)	$ (959,559)	$ (1,627,821)	[1],[2]	$ (5,839,344)	[2],[3]
Adjustments to reconcile the income with cash and cash equivalents generated by operating activities										1,874,423		(73,188)
Decreases/(increase) in assets										142,103		4,305,897
Other Assets	[4]											(1,025,195)
(Decreases)/increase in liabilities										(467,061)		3,742,745
Net cash (used) for provided by operations activities		3,857			1,584			(230,754)	(30,662)	(78,355)		1,106,983
Cash Flows Investing Activities:
Lease												(603,942)
Property, Plant And Equipent										1,436		(36,444)
Intangible assets	[5]									(10,066)		(343,821)
Write-off of fixed assets												9,309
Marketable securities												95,828
Net cash used for investing activities		(3,759)			(178,430)			(2,323)	(53,986)	(8,630)		(879,070)
Net cash provided by (used) for financing activities		(107)			176,835			233,068	83,616	79,247		(238,623)
Decrease in cash and cash equivalents										(7,739)		(10,710)
Cash and equivalents at the beginning of the year		26		26	6,744		7,765	26	7,765	7,765		18,475
Cash and cash equivalents the end of the year		$ 17	$ 26		$ 6,733	$ 6,744		17	6,733	26		7,765
Decrease in cash and cash equivalents										(7,739)		(10,710)
Revision of Prior Period, Adjustment [Member]
Cash Flows From Operating Activities
Loss for the year	[2]									(25,423)	[1]	(1,140,815)	[3]
Adjustments to reconcile the income with cash and cash equivalents generated by operating activities
Decreases/(increase) in assets
Other Assets	[4]											(1,025,195)
(Decreases)/increase in liabilities
Net cash (used) for provided by operations activities										(25,423)		(2,166,010)
Cash Flows Investing Activities:
Lease
Property, Plant And Equipent
Intangible assets	[5]									25,423		2,166,010
Write-off of fixed assets
Marketable securities
Net cash used for investing activities										25,423		2,166,010
Net cash provided by (used) for financing activities
Decrease in cash and cash equivalents
Cash and equivalents at the beginning of the year
Cash and cash equivalents the end of the year
Decrease in cash and cash equivalents
Prior [Member]
Cash Flows From Operating Activities
Loss for the year	[2]									(1,602,398)	[1]	(4,698,529)	[3]
Adjustments to reconcile the income with cash and cash equivalents generated by operating activities										1,874,423		(73,188)
Decreases/(increase) in assets										142,103		4,305,897
Other Assets	[4]
(Decreases)/increase in liabilities										(467,061)		3,742,745
Net cash (used) for provided by operations activities										(52,932)		3,272,993
Cash Flows Investing Activities:
Lease												(603,942)
Property, Plant And Equipent										1,436		(36,444)
Intangible assets	[5]									(35,489)		(2,509,831)
Write-off of fixed assets												9,309
Marketable securities												95,828
Net cash used for investing activities										(34,053)		(3,045,080)
Net cash provided by (used) for financing activities										79,247		(238,623)
Decrease in cash and cash equivalents										(7,739)		(10,710)
Cash and equivalents at the beginning of the year				$ 26			$ 7,765	$ 26	$ 7,765	7,765		18,475
Cash and cash equivalents the end of the year										26		7,765
Decrease in cash and cash equivalents										$ (7,739)		$ (10,710)

[1]	GAAP Adjustments related to R&D Costs
[2]	GAAP Adjustments related to R&D Costs.
[3]	GAAP Adjustments related to R&D Costs
[4]	Reclassification adjustments related to deferred offering costs
[5]	Reclassification adjustments related to deferred offering costs and GAAP Adjustments related to R&D Costs